Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Legal Proceedings:

The Company is a party, as plaintiff or defendant, to some lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of its drilling units, in the ordinary course of business or in connection with its acquisition activities.  The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition either individually or in the aggregate. The Company's best estimate of the outcome of the various disputes has been reflected in the financial statements of the Company as of December 31, 2013 which is not material.

Pledged assets

The book value of assets pledged under mortgages and overdraft facilities at December 31, 2013 was $18,302 million (2012: $12,886 million). In addition we have $666 million of marketable securities pledged as security for certain derivative arrangements.

Purchase Commitments

At December 31, 2013, the Company had contractual commitments under twenty-four newbuilding contracts totaling $7,683 million (2012: $5,604 million). The contract commitments are mainly yard installments and are for the construction of four semi-submersible rigs, twelve jack-up rigs and eight drillships. Note that the newbuilding commitments include $483 million related to the Sevan Developer that are presented as a contractual obligation in the balance sheet in the line item "Other short term liabilities". See Note 12 - Business Acquisitions for further information.

The maturity schedule for the contractual commitments as of December 31, 2013 is as follows:

(In US$ millions)	2014	2015	2016	2017	2018	2019 and thereafter	Total
Newbuildings	3,299	3,752	632	—	—	—	7,683

Guarantees

The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2013	December 31, 2012
Guarantees to customers of the Company's own performance	1,541	2,455
Guarantee in favor of banks (1)	970	905
Guarantee in favor of suppliers (2)	6,321	5,522
Guarantee in favor of Variable Interest Entities	1,674	1,655
Total	10,506	10,537

(1) Within guarantees in favor of banks are guarantees provided on behalf of Archer of $200 million and EUR56 million ($77 million). See Note 31 to the consolidated financial statements included herein.
(2) Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR47 million ($64 million) and $625 million respectively. See Note 17 to the consolidated financial statements included herein.